Share based awards (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2026:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2025	639,184	$179.12	3.90
Granted	—	—
Exercised	(22,693)	$117.69
Expired	(31,560)	$116.06
Outstanding at June 30, 2026	584,931	$184.91	3.59
Exercisable at June 30, 2026	508,795	$179.86	3.23

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2026	June 30, 2025
Weighted average grant date fair value	$—	$64.42
Assumptions:
Expected volatility	—	35%
Dividend yield	—	—%
Risk-free interest rate	—	4.00%
Expected life	—	4.4 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2026:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	16,474	$185.18	1,476,169	$162.53
Granted	—	—	—	—
Shares vested	—	—	(564,191)	$132.81
Cash Settled	—	—	(18,470)	$127.17
Forfeited	(6,177)	$185.18	(64,869)	$180.69
Outstanding at June 30, 2026	10,297	$185.18	828,639	$182.14

Schedule of Stock Compensation Expense
Stock compensation expense for the three and six months ended June 30, 2026 and June 30, 2025 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Direct costs	$12,422	$9,290	$30,718	$14,671
Selling, general and administrative	7,014	6,143	15,700	13,056
Total	$19,436	$15,433	$46,418	$27,727